Note 5 - Revenue (Details Textual) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Statement Line Items [Line Items]
Grant			$ 100
MSD [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 0	$ 0